Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Schedule of Revenue
	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Poker revenue	892,557	877,296
Gaming revenue	585,846	334,781
Betting revenue	491,139	49,231
Other revenue from customers	56,419	34,155
Other sources of revenue	3,277	16,852
Total revenue	2,029,238	1,312,315